NOTES PAYABLE (Details Narrative)						1 Months Ended					3 Months Ended					4 Months Ended	6 Months Ended			12 Months Ended
	Jul. 02, 2021 USD ($) $ / shares shares	Mar. 14, 2021 USD ($)	Nov. 16, 2020 USD ($) Trading $ / shares shares	Nov. 16, 2020 USD ($) $ / shares shares	Aug. 07, 2020 shares	Oct. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares		Mar. 31, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares		Apr. 15, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Apr. 26, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares		Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares	Jun. 24, 2021 shares	Mar. 11, 2020 shares	Feb. 26, 2020 USD ($)	Feb. 20, 2020 USD ($)	Jun. 30, 2016 USD ($)
Short-term Debt [Line Items]
Debtor-in-possession loans provided								$ 1,189,413			$ 1,189,413						$ 1,189,413			$ 1,189,413
Warrants to purchase shares of common stock | shares								3,626,847	[1]		3,626,847	[1]					3,626,847	[1]		3,750,597	[2]
Amortization of debt discount											$ 742,534			$ 1,066,526			$ 742,534		$ 1,066,526	$ 1,278,105		$ 3,671,087
Accrued interest expense																				$ 1,226,901
Debt instrument, interest rate			16.60%	16.60%
Common stock description					Company, more than 33% of its shares during each of the three initial 30 day periods following the Effective Date.
Common stock authorized | shares			300,000,000,000	300,000,000,000																300,000,000,000		300,000,000,000		500,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001																$ 0.0001		$ 0.0001
Interest expense											6,769						6,769
Notes payable								$ 5,033,834			$ 5,033,834						$ 5,033,834
Original issuance debt discount																						$ 1,247,422
Common Stock, Shares, Issued | shares								836,945			836,945						836,945			19,463		19,463
Loss on extinguishment of notes payable																			(658,152)	$ (658,152)		$ (1,895,116)
Debt discount								$ 4,542,205			$ 4,542,205						$ 4,542,205
Warrant term								4 years 4 months 24 days			4 years 4 months 24 days						4 years 4 months 24 days			2 years 10 months 24 days
Payment of notes payable																						4,894,604
Proceeds from issuance of notes payable																			$ 441,762	4,290,310		10,888,339
Aggregate value of shares issued															$ 10,000					$ 10,000		$ 254,912
Common Stock [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares															250	54,449	113,332			250		1,416
Number of shares of common stock issued | shares																217,796,200	453,328,000
Aggregate value of shares issued
Subsequent Event [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares	$ 0.0001												$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares						25,000
Number of shares of common stock issued | shares						100,000,000
Fair value of warrant						$ 240
Other Lenders [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 348,000	$ 348,000
Other Lenders [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			174,250	174,250
Warrant exercise price | $ / shares			$ 2.00	$ 2.00
Warrants to purchase shares of common stock | shares			697,000,000	697,000,000
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Other Lenders [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			87,125	87,125
Warrant exercise price | $ / shares			$ 4.00	$ 4.00
Warrants to purchase shares of common stock | shares			348,500,000	348,500,000
Warrant exercise price | $ / shares			$ 0.001	$ 0.001
Lenders [Member]
Short-term Debt [Line Items]
Accrued interest expense								$ 6,314			$ 6,314						$ 6,314
Debt instrument conversion amount																	$ 317,894
Debt instrument converted into shares of common stock | shares																	8,069
Debt instrument converted into shares of common stock | shares																	32,276,310
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 40			$ 40						$ 40
Debt instrument, convertible, conversion price | $ / shares								$ 0.01			0.01						0.01
Former Board [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																				12.00%
Debt instrument principal amount																				$ 353,762
Debt instrument, maturity date																				Mar. 10, 2020
Director/Principal Stockholder [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																				$ 175,000
Debt instrument unsecured amount																				$ 245,192
Debt instrument converted into shares of common stock | shares																				6,130
Debt instrument converted into shares of common stock | shares																				24,519,178
Minimum [Member]
Short-term Debt [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001
Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares						25,000	34,500	39,750		73,582
Common stock, par value | $ / shares	$ 0.0001												$ 0.0001
Shares Issued, Price Per Share | $ / shares						$ 240	$ 15.20	$ 32.16		$ 40	$ 32.16						$ 32.16
Auctus [Member] | Class A Warrant [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares	83,201												83,201
Warrant exercise price | $ / shares	$ 2.00												$ 2.00
Warrants to purchase shares of common stock | shares	332,805,400
Warrant exercise price | $ / shares	$ 0.0005
Auctus [Member] | Class B Warrant [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares	41,601												41,601
Warrant exercise price | $ / shares	$ 4.00												$ 4.00
Warrants to purchase shares of common stock | shares	166,402,700
Warrant exercise price | $ / shares	$ 0.001
Auctus [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Common stock authorized | shares																							3,000,000
Auctus [Member] | Initial Auctus Funding [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 3,500,000	$ 3,500,000
Warrants to purchase shares of common stock | shares			3,500,000	3,500,000
Debtor-in-possession loans, accrued interest			$ 1,227,000	$ 1,227,000
Auctus [Member] | Initial Auctus Funding [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			1,750,000	1,750,000
Warrant exercise price | $ / shares			$ 2.00	$ 2.00
Pre reverse stock split price | $ / shares			$ 0.0005	$ 0.0005
Warrants to purchase shares of common stock | shares			7,000,000,000	7,000,000,000
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Auctus [Member] | Initial Auctus Funding [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			875,000	875,000
Warrant exercise price | $ / shares			$ 4.00	$ 4.00
Pre reverse stock split price | $ / shares			$ 0.001	$ 0.001
Warrants to purchase shares of common stock | shares			3,500,000,000	3,500,000,000
Warrant exercise price | $ / shares			$ 0.001	$ 0.001
Auctus [Member] | Debtor-In-Possession Funding [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost								$ 484,090			$ 484,090						$ 484,090
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class A Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			613,451	613,451
Warrants to purchase shares of common stock | shares			2,453,802,480	2,453,802,480
Pre reverse stock split securities | shares			2,453,802,480	2,453,802,480
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class B Warrant [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			306,725	306,725
Warrants to purchase shares of common stock | shares			1,226,901,240	1,226,901,240
Warrants exercised, shares of common stock | shares				181,571
Warrants exercised, shares of common stock | shares				726,282,680
Number of shares of common stock issued | shares				167,781													54,449			54,449		73,582
Number of shares of common stock issued | shares				671,124,200													217,796,200			217,796,200
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class B Warrant [Member] | Common Stock [Member]
Short-term Debt [Line Items]
Warrants exercised, shares of common stock | shares				136,174
Warrants exercised, shares of common stock | shares				544,697,452
Number of shares of common stock issued | shares				128,031
Number of shares of common stock issued | shares				512,124,200
Auctus [Member] | Debtor-In-Possession Funding [Member] | Class B Warrant [Member] | Forecast [Member]
Short-term Debt [Line Items]
Number of shares of common stock issued | shares																			113,332
Number of shares of common stock issued | shares																			453,328,000	294,328,000
Auctus [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debtor-in-possession loans provided			$ 7,000,000	$ 7,000,000
Tuxis Trust [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 309,301
Debt instrument, maturity date				Nov. 16, 2023
Reorganization [Member]
Short-term Debt [Line Items]
Common stock, description					Pursuant to the Bankruptcy, for any outstanding principal and interest at the date of the Company’s Chapter 11 petition (except for creditors who provided additional debt financing in connection with the Bankruptcy), 0.025 (100 pre-reverse stock split) shares of the Company’s common stock were issued for each dollar of allowed claim, with such shares subject to leak-out restrictions prohibiting the holder from selling, without the consent of the Company, more than 33% of the issued shares during each of the three initial 30 day periods following the Effective Date.
Pre reverse stock split | shares					100
Number of shares of common stock issued | shares					100
Common stock description					Pursuant to the Bankruptcy, for any outstanding principal and interest at the date of the Company’s Chapter 11 petition (except for creditors who provided additional debt financing in connection with the Bankruptcy), 0.025 (100 pre-reverse stock split) shares of the Company’s common stock were issued for each dollar of allowed claim, with such shares subject to leak-out restrictions prohibiting the holder from selling, without the consent of the Company, more than 33% of the issued shares during each of the three initial 30 day periods following the Effective Date.
DIP Costs [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost								650,493			650,493						$ 650,493			$ 657,598
Amortization of debt discount																	500,000			500,000
Accrued interest expense								150,493			150,493						150,493			157,598
Secured Convertible Note [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost								166,403			166,403						166,403
Secured Convertible Note [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	7.00%												7.00%
Debt instrument, maturity date	Nov. 16, 2023												Nov. 16, 2023
Secured Convertible Note [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			7.00%	7.00%
Debt instrument, maturity term				3 years
Secured Convertible Note [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 490,699
Secured Convertible Note [Member] | Former Board [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			7.00%	7.00%
Debt instrument principal amount			$ 490,698	$ 490,698
Debt instrument, maturity date			Nov. 16, 2023
Secured Convertible Note [Member] | Debtor-In-Possession Funding [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate	7.00%												7.00%
Debt instrument principal amount	$ 183,043												$ 183,043
Debtor-in-possession funding, percentage	110.00%												110.00%
Debt instrument, maturity date	Nov. 16, 2023												Nov. 16, 2023
Secured Convertible Note [Member] | Auctus [Member]
Short-term Debt [Line Items]
Debtor-in-possession cost								$ 166,403			166,403						166,403
Secured Convertible Note [Member] | Auctus [Member] | Debtor-In-Possession Funding [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 1,349,591	$ 1,349,591
Debtor-in-possession funding, percentage				110.00%
Debt instrument, maturity date				Nov. 16, 2023
Secured Convertible Note [Member] | Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares			3,806,587	3,806,587
Debt instrument, interest rate			7.00%	7.00%
Warrants to purchase shares of common stock | shares			15,226,346,970	15,226,346,970
Debt instrument principal amount			$ 3,848,548	$ 3,848,548
Debt instrument, maturity date			Nov. 16, 2023
Fair value of warrant			$ 152,263,470
Debt conversion feature			124,147
Warrants issued			$ 5,075,449	$ 5,075,449
Secured Convertible Note [Member] | Auctus and Other Lenders [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares			$ 4.00	$ 4.00
Warrant exercise price | $ / shares			0.001	0.001
Secured Convertible Note [Member] | Auctus and Other Lenders [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares			2.00	2.00
Warrant exercise price | $ / shares			$ 0.0005	$ 0.0005
Secured Promissory Notes [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																									$ 33,562	$ 320,200
Promissory Notes [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																											$ 175,000
Debt instrument unsecured amount																											245,192
Debt instrument converted into shares of common stock | shares				6,130
Debt instrument converted into shares of common stock | shares				24,519,200
Promissory Notes [Member] | Tuxis Trust [Member] | Desmarais [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																											$ 500,000
Debt instrument unsecured amount			$ 44,453,443	$ 44,453,443
Debt instrument converted into shares of common stock | shares				11,113
Debt instrument converted into shares of common stock | shares				44,453,400
Unsecured Notes [Member] | Other Than Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument conversion amount				$ 10,497,268
Debt instrument converted into shares of common stock | shares				262,432
Debt instrument converted into shares of common stock | shares				1,049,726,797
Fair market value of stock				$ 14,381,259
Recognized loss on reorganization items				3,883,991
Debt instrument conversion amount				1,049,726,797
Unsecured Convertible Notes [Member] | Auctus [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 3,261,819	$ 3,261,819
Unsecured Convertible Notes [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument principal amount	$ 532,499												$ 532,499
Unsecured Convertible Notes [Member] | Other Than Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			5.00%	5.00%
Debt instrument, maturity term				3 years
Trading days | Trading			5
Debt conversion, description			more than 16.6% of the underlying shares received upon conversion during each of the six initial 30 day periods following the Effective Date.
Unsecured Convertible Notes [Member] | Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 382,400	$ 382,400
Notes Payable And Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense											143,721						286,414		$ 368,810
Debtor-in-Possession Loans [Member] | Auctus [Member]
Short-term Debt [Line Items]
Loans payable																				$ 1,189,413
Debtor-in-Possession Loans [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																8.00%
Loans payable																$ 1,189,413
Debt instrument interest rate																2.00%
Two Secured Convertible Notes [Member]
Short-term Debt [Line Items]
Interest expense											$ 23,553						$ 46,847
Two Secured Convertible Notes [Member] | Auctus [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares																920,176				920,176
Debt instrument, interest rate																				7.00%
Warrants to purchase shares of common stock | shares																3,680,703,720				(3,680,703,720)
Debt instrument principal amount																				$ 1,349,591
Debt instrument, maturity date																				Nov. 16, 2023
Two Secured Convertible Notes [Member] | Auctus [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																7.00%
Debt instrument principal amount																$ 1,349,591
Debt instrument, maturity date																Nov. 16, 2023
Two Secured Convertible Notes [Member] | Auctus [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares																$ 4				$ 4
Warrant exercise price | $ / shares																0.001				0.001
Two Secured Convertible Notes [Member] | Auctus [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares																2				2
Warrant exercise price | $ / shares																$ 0.0005				$ 0.0005
Paycheck Protection Program [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate		1.00%
Debt instrument principal amount		$ 250,000
Notes payable		$ 250,000
Debt instrument description		Pursuant to the note, principal and interest payments are deferred for ten months, which, at that time the Company may apply for loan forgiveness. If the Company does not apply for loan forgiveness, or if the loan forgiveness is denied, the Company will be required to make monthly payments of $5,100 starting on January 14, 2022. As of June 30, 2021, the Company has not applied for loan forgiveness. All remaining unpaid principal and interest is due and payable at the maturity date. At June 30, 2021, $250,000 was outstanding.
Debt instrument cash payments		$ 5,100
Embedded Conversion Options and Note Provisions [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 6,006,576
Offering price percentage																						0.75
Embedded Conversion Options and Note Provisions [Member] | Underwritten Public Offering [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 340,000
Embedded Conversion Options and Note Provisions [Member] | ECO [Member]
Short-term Debt [Line Items]
Original issuance debt discount																						4,771,974
Fair value of embedded conversion option																						5,331,147
Loss on extinguishment of notes payable																						414,108
Convertible debt																						3,289,111
Wrote-off derivative liabilities																						4,375,231
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 1,271,750
Conversion price																						0.58
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes One [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 3,537,438
Percentage on prepayment premium																						135.00%
Embedded Conversion Options and Note Provisions [Member] | Convertible Notes Two [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 4,626,874
Conversion price																						0.58
Embedded Conversion Options and Note Provisions [Member] | Lenders [Member]
Short-term Debt [Line Items]
Original issuance debt discount																						$ 5,328,918
Fair value of embedded conversion option																						2,631,595
Embedded Conversion Options and Note Provisions [Member] | Lenders [Member] | ECO [Member]
Short-term Debt [Line Items]
Original issuance debt discount																						5,328,918
Fair value of embedded conversion option																						2,631,595
Conversions, Exchanges and Other [Member]
Short-term Debt [Line Items]
Amortization of debt discount																				$ 2,580,110
Accrued interest expense																						181,912
Original issuance debt discount																						634,525
Derivative liability																						$ 3,230,780
Common Stock, Shares, Issued | shares																						13,616
Common stock, shares issued | shares																						54,464,158
Debt conversion, converted instrument, amount																						$ 6,230,102
Loss on extinguishment of notes payable																						508,743
Repayments of debt																						4,894,604
Aggregate principal on prepayment premiums																						813,730
Debt discount																						428,939
Accrued interest reclassified to principal																						23,013
Extinguished debt																						141,818
Conversions, Exchanges and Other [Member] | New Convertible Note [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						148,014
Fair value of embedded conversion option																						84,798
Loss on extinguishment of notes payable																						$ 90,994
Debt maturity period																						maturity date in March 2020
Embedded conversion option percentage																						10.00%
Conversions, Exchanges and Other [Member] | Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 148,014
Conversions, Exchanges and Other [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 1,720
Debt instrument, convertible, conversion price | $ / shares																						0.43
Conversions, Exchanges and Other [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						40
Debt instrument, convertible, conversion price | $ / shares																						$ 0.01
Conversions, Exchanges and Other [Member] | Lender [Member]
Short-term Debt [Line Items]
Accrued interest expense																						$ 52,387
Debt instrument principal amount																						678,102
Fair value of embedded conversion option																						329,310
Loss on extinguishment of notes payable																						$ 329,310
Debt maturity period																						maturity dates ranging from June 2019 to July 2019 to new maturity dates ranging from July 2019 to July 2020.
Embedded conversion option percentage																						10.00%
Extinguished debt																						$ 702,387
Convertible notes payable aggregate principal amount																						$ 650,000
Offering price percentage																						0.75
Warrant term																						5 years
Extinguished debt pre-reverse stock split																						$ 650,000
Conversions, Exchanges and Other [Member] | Lenders [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 150,000
Debt maturity period																						maturity dates in September 2019 to new maturity dates in October 2019
Conversions, Exchanges and Other [Member]
Short-term Debt [Line Items]
Loss on extinguishment of notes payable																						$ 1,242,669
Related Party Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 2,400
Debt instrument, convertible, conversion price | $ / shares																						$ 0.60
Convertible notes payable aggregate principal amount																						$ 485,000
Warrant term																						5 years
Payment of notes payable																						$ 70,000
Related Party Notes [Member] | Extended Maturity Date from January 2019 to December 2019 [Member]
Short-term Debt [Line Items]
Notes payable																						25,000
Related Party Notes [Member] | Scientific Advisory Board Member [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 635,000
Debt maturity period																						maturity dates between July 2019 and May 2020.
Related Party Notes [Member] | Scientific Advisory Board Member [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																						15.00%
Related Party Notes [Member] | Scientific Advisory Board Member [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																						12.00%
Related Party Notes [Member] | Holders [Member]
Short-term Debt [Line Items]
Accrued interest expense																						$ 35,887
Debt instrument principal amount																						505,000
Loss on extinguishment of notes payable																						$ 145,066
Debt maturity period																						extended from dates from December 2018 and August 2019 to dates between July 2019 and December 2019
Embedded conversion option percentage																						10.00%
Extinguished debt																						$ 510,887
Convertible notes payable aggregate principal amount																						$ 475,000
Offering price percentage																						0.75
Shares Issued, Price Per Share | $ / shares																						$ 2,400
Shares price pre-reverse stock split | $ / shares																						$ 0.60
Warrant description																						The exchange price of the warrants to be issued to such holders was to be the lesser of (i) 125% of the Exchange Price or (ii) $3,200 ($0.80 pre-reverse stock split) per share (subject to adjustment for reverse stock splits and the like).
Related Party Notes [Member] | Director [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 175,000
Related Party Notes [Member] | Trust [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 500,000
Related Party Notes [Member] | Director and Trust [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares																						344
Warrants to purchase shares of common stock | shares																						1,377,842
Offering price percentage																						0.75
Warrant description																						The exercise price of the warrants to be issued to the director and the Trust was to be 125% of the Director/Trust Exchange Price and the term of the warrants was to be the same term as the Public Warrants. Concurrently with the exchange, the exercise prices of outstanding warrants held by the director and the Trust for the purchase of an aggregate of 344 (1,377,842 pre-reverse stock split) shares of common stock of the Company was to be reduced from between $6,000 and $16,000 ($1.50 and $4.00 pre-reverse stock split) per share to $3,000 ($0.75 pre-reverse stock split) per share and the expiration dates of such warrants was to be extended from between December 2019 and March 2022 to December 2023.
Embedded Conversion Options and Note Provisions 3 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 890,000
Warrant term																						5 years
Embedded Conversion Options and Note Provisions 3 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares																						$ 3,200
Warrant exercise price | $ / shares																						0.80
Debt Instrument, Convertible, Conversion Price | $ / shares																						2,400
Debt instrument, convertible, conversion price | $ / shares																						0.60
Embedded Conversion Options and Note Provisions 3 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Warrant exercise price | $ / shares																						3,000
Warrant exercise price | $ / shares																						0.75
Debt Instrument, Convertible, Conversion Price | $ / shares																						2,000
Debt instrument, convertible, conversion price | $ / shares																						$ 0.50
Original Promissory Note [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																				500,000
Debt instrument unsecured amount																				$ 444,534
Debt instrument converted into shares of common stock | shares																				11,113
Debt instrument converted into shares of common stock | shares																				44,453,443
Debt instrument, maturity date																				Nov. 16, 2023
Secured convertible note																				$ 309,301
Convertible Debt [Member]
Short-term Debt [Line Items]
Warrants to purchase shares of common stock | shares																						74
Debt instrument principal amount																						$ 9,765,325
Number of shares of common stock issued | shares																						20
Number of shares of common stock issued | shares																						78,873
Debt discount																						$ 678,973
Debt maturity period																						original maturity dates ranging between July 2019 through December 2020
Proceeds from issuance of notes payable																						$ 9,086,353
Aggregate value of shares issued																						$ 61,220
Warrants to purchase shares of common stock | shares																						295,000
Fair value of warrant																						$ 104,198
Convertible debt fair value																						$ 148,014
Convertible Debt [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																						15.00%
Warrant exercise price | $ / shares																						$ 4,000
Warrant exercise price | $ / shares																						$ 1.00
Convertible Debt [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																						8.00%
Warrant exercise price | $ / shares																						$ 1,800
Warrant exercise price | $ / shares																						$ 0.45
Convertible Notes [Member]
Short-term Debt [Line Items]
Accrued interest expense																						$ 73,485
Debt instrument principal amount																						$ 675,523
Debt instrument converted into shares of common stock | shares																						11,540
Debt instrument converted into shares of common stock | shares																						46,158,719
Debt instrument cash payments																						$ 2,499,476
Convertible Notes [Member] | Auctus and Other Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate			5.00%	5.00%
Debt instrument principal amount			$ 3,644,274	$ 3,644,274
Debt instrument, maturity date			Nov. 16, 2023
Loss on extinguishment of notes payable			$ 1,488,172
Convertible notes payable aggregate principal amount			$ 2,742,895	$ 2,742,895
Convertible Notes Two [Member]
Short-term Debt [Line Items]
Accrued interest expense																						1,901
Debt instrument principal amount																						$ 148,014
Debt instrument converted into shares of common stock | shares																						128
Debt instrument converted into shares of common stock | shares																						513,788
Convertible Note Payable [Member] | Lender [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																				10.00%
Debt instrument principal amount																				$ 88,000
Debt instrument converted into shares of common stock | shares																				3,875
Debt instrument converted into shares of common stock | shares																				15,500,000
Debt instrument, maturity date																				Jan. 31, 2021
Debt instrument cash payments																				$ 155,000
Debt instrument interest rate																				22.00%
Conversion price																				0.61
Proceeds from convertible notes payable																				$ 85,000
Embedded Conversion Options and Note Provisions 1 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 2,243,750
Conversion price																						0.58
Embedded Conversion Options and Note Provisions 1 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						$ 8,000
Debt instrument, convertible, conversion price | $ / shares																						2.00
Embedded Conversion Options and Note Provisions 1 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																						1,000
Debt instrument, convertible, conversion price | $ / shares																						$ 0.25
Embedded Conversion Options and Note Provisions 2 [Member]
Short-term Debt [Line Items]
Convertible notes payable aggregate principal amount																						$ 2,872,826
Embedded Conversion Options and Note Provisions 2 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Conversion price																						0.65
Embedded Conversion Options and Note Provisions 2 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Conversion price																						0.58
Convertible Notes with Bifurcated ECOs [Member] | Lenders [Member]
Short-term Debt [Line Items]
Accrued interest expense																				126,043
Debt instrument principal amount																				$ 523,516
Debt instrument converted into shares of common stock | shares																				378,950
Debt instrument converted into shares of common stock | shares																				1,515,799,750
Derivative liability																				$ 1,165,329
Debt discount																				234,301
Convertible notes payable aggregate principal amount																				$ 1,580,587
Convertible Notes with Bifurcated ECOs [Member] | Lenders [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				$ 40
Debt instrument, convertible, conversion price | $ / shares																				0.01
Convertible Notes with Bifurcated ECOs [Member] | Lenders [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																				0.40
Debt instrument, convertible, conversion price | $ / shares																				$ 0.0001
Other Notes [Member] | Lenders [Member]
Short-term Debt [Line Items]
Debt instrument, interest rate																						15.00%
Debt instrument principal amount																						$ 340,000
Debt instrument converted into shares of common stock | shares																						11,792
Debt instrument converted into shares of common stock | shares																						47,170,000
Debt maturity period																						maturity dates ranging between November 2019 through November 2020
Other Notes [Member] | Lender [Member]
Short-term Debt [Line Items]
Debt instrument principal amount																						$ 125,000
Original issuance debt discount																						$ 7,052
Common stock, shares issued | shares																						10,000
Repayments of debt																						$ 7,500
Debt maturity period																						maturity date in January 2019 to a new maturity date in December 2019
Convertible notes payable aggregate principal amount																						$ 148,014

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.